MoA Clear Passage 2070 Fund Annual Fund Operating Expenses - MoA Clear Passage 2070 Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
MoA Clear Passage 2070 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	8.60%	[1]
Acquired Fund Fees and Expenses	0.26%	[2]
Expenses (as a percentage of Assets)	8.91%
Fee Waiver or Reimbursement	(8.50%)	[3]
Net Expenses (as a percentage of Assets)	0.41%

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
[3]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund’s expenses to the extent necessary so that the total annual fund operating expenses (excluding shareholder service fees, taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, any investment-related expenses, and any extraordinary expenses) do not exceed the annual rate of 0.15% based on the Fund’s average daily net assets. This contractual obligation may not be terminated before April 30, 2027, without the consent of the Board of Directors.